Statutory Basis Statements of Changes in Capital and Surplus - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Capital and surplus at beginning of year	$ 39,989	$ 39,447	$ 18,600
Net income	197	1,250	419
Change in net deferred income tax	241	209	387
Change in nonadmitted assets	233	(897)	(595)
Change in asset valuation reserve	40	(20)	(17)
Paid-in capital	0	0	20,653
Net additions	711	542	20,847
Capital and surplus at end of year	$ 40,700	$ 39,989	$ 39,447